Shareholder Fees {- Fidelity® Conservative Income Bond Fund}	Oct. 30, 2020 USD ($)
08.31 Fidelity Conservative Income Bond Fund Retail PRO-06 | Fidelity® Conservative Income Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none